Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events

As disclosed in Note 5 on April 11, 2025 the Company closed the Para Bellvm SPA and took delivery of the M/Y Para Bellvm. The ship owning company of the M/Y Para Bellvm had a senior secured loan in place that the Company assumed. The loan was originally for Euro 14,340 or $15,774 of which Euro 12,189 or $13,408 is outstanding as of the SPA date, has a margin over EURIBOR of 2.30% and is payable in 20 quarterly installments of Euro 358.5 or $394.4 and a balloon payment of Euro 7,170 or $7,887 payable together with the last installment.

As disclosed in Note 5 and 8, the Company on April 11, 2025 acquired the Newbuilding Yacht for a consideration of $27,000.